SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2012
Revenue recognition
Unsold merchandise that can be returned by the franchisee under the consignment agreement (as a percent)	100.00%
Minimum
Revenue recognition
Credit and debit card receivables collection term after the sale	3 days
Term of sales return for customers of online platform and retail stores	10 days
Unsold merchandise that can be returned by other franchisee, as a percentage of specific order placed	5.00%
Maximum
Revenue recognition
Credit and debit card receivables collection term after the sale	4 days
Term of sales return for customers of online platform and retail stores	30 days
Unsold merchandise that can be returned by other franchisee, as a percentage of specific order placed	10.00%